Subsequent event (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2015	Feb. 01, 2015	Jan. 01, 2015	Mar. 31, 2015	Feb. 28, 2015
Restricted shares
Subsequent event
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)	1,932,680
2012 Plan | Restricted shares
Subsequent event
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)	1,932,680	1,483,600	741,500
Vesting period	4 years
Vesting percentage on first anniversary from grant date	0.25%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date	0.75%
Period over which remaining three-fourth shares will vest on a monthly basis	3 years
Subsequent events | Certain online retail business companies
Subsequent event
Consideration for cost method investment							$ 47
Subsequent events | Certain online retail business companies | Maximum
Subsequent event
Cost method ownership interest percentage							20.00%
Subsequent events | Logistic company operating in China
Subsequent event
Equity method ownership interest percentage								42.61%
Consideration for equity method investment								$ 15.38
Subsequent events | 2012 Plan | Restricted shares
Subsequent event
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)				198,220	29,070	31,350
Vesting period				4 years	4 years	4 years
Vesting percentage on first anniversary from grant date				25.00%	25.00%	25.00%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date				75.00%	75.00%	75.00%
Period over which remaining three-fourth shares will vest on a monthly basis				3 years	3 years	3 years
Fair value of the ordinary shares on the grant-date (in dollars per share)				$ 122	$ 112	$ 114